Movements in the Allowance for Credit Losses (Detail) (KRW) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at end of year	3,395,864		3,637,994
Allowance for Loan and Lease Losses
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of year	3,637,994		3,200,633		2,099,122
Provision for loan losses	943,044		1,750,738		1,318,772
Charge-offs	(1,627,488)		(1,891,127)		(916,644)
Recoveries	442,314		577,750		699,383
Balance at end of year	3,395,864		3,637,994		3,200,633
Reserve for Off-balance Sheet Activities
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of year	789,810	[1]	339,384	[1]	221,558	[1]
Provision for off-balance sheet credit	(270,052)	[1]	450,426	[1]	117,826	[1]
Balance at end of year	519,758	[1]	789,810	[1]	339,384	[1]

[1]	The allowance for off-balance sheet credit is included in other liabilities.